Credit risk - Macroeconomic variables (specific bases and 5-year averages) (Details)	Jun. 30, 2026	Dec. 31, 2025
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	13.70%	14.40%
Upside 2 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	14.40%	14.50%
Upside 2 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	14.50%	14.60%
Upside 2 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.60%	2.70%
Upside 2 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.70%	2.70%
Upside 2 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.00%	3.80%
Upside 2 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.60%	3.70%
Upside 2 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	4.10%
Upside 2 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.90%
Upside 2 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	35.40%	34.60%
Upside 2 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	26.70%	26.20%
Upside 2 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.30%	6.10%
Upside 2 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.90%	4.80%
Upside 2 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.00%	2.30%
Upside 2 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.40%	2.90%
Upside 2 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	2.50%
Upside 2 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.00%	2.90%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	27.30%	27.40%
Upside 1 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	10.20%	10.80%
Upside 1 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	12.50%	12.40%
Upside 1 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.80%	2.00%
Upside 1 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.40%
Upside 1 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.50%	4.30%
Upside 1 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.00%	4.10%
Upside 1 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.70%	4.50%
Upside 1 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.00%	4.10%
Upside 1 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	24.60%	24.90%
Upside 1 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	19.10%	19.30%
Upside 1 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.50%	4.50%
Upside 1 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.60%	3.60%
Upside 1 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.50%	2.80%
Upside 1 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.80%	3.20%
Upside 1 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.30%	2.80%
Upside 1 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.30%	3.20%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	39.50%	38.50%
Baseline | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.10%	1.40%
Baseline | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.00%
Baseline | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.10%	1.40%
Baseline | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.00%
Baseline | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.10%	4.80%
Baseline | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	4.40%
Baseline | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.10%	4.80%
Baseline | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	4.40%
Baseline | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	3.00%
Baseline | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.30%	2.40%
Baseline | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	3.00%
Baseline | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.30%	2.40%
Baseline | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	3.60%
Baseline | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	3.60%
Baseline | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.50%
Baseline | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.50%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	12.50%	12.70%
Downside 1 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(1.90%)	(0.30%)
Downside 1 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(1.10%)	(0.20%)
Downside 1 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.50%	0.90%
Downside 1 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.00%	1.10%
Downside 1 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.70%	6.50%
Downside 1 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.60%	6.60%
Downside 1 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.00%	5.50%
Downside 1 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.70%	5.40%
Downside 1 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(14.10%)	(12.60%)
Downside 1 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(3.00%)	(1.50%)
Downside 1 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.00%	0.60%
Downside 1 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	1.90%
Downside 1 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.80%	4.60%
Downside 1 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.50%	2.70%
Downside 1 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	4.30%
Downside 1 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.00%	3.10%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	7.00%	7.00%
Downside 2 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(5.10%)	(3.50%)
Downside 2 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(5.20%)	(4.60%)
Downside 2 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.00%	0.30%
Downside 2 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.00%	0.10%
Downside 2 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	8.10%	8.10%
Downside 2 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	8.80%	8.80%
Downside 2 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.90%	6.20%
Downside 2 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	7.10%	6.30%
Downside 2 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(29.30%)	(28.00%)
Downside 2 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(9.20%)	(8.10%)
Downside 2 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(2.80%)	(2.00%)
Downside 2 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.70%	1.50%
Downside 2 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.30%	4.60%
Downside 2 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.60%	1.70%
Downside 2 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.30%	4.30%
Downside 2 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	2.50%